SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to December 31, 2022 and up to the date of this filing, the Company issued five 10 percent convertible notes totaling $130,000.  These notes are convertible into the Company’s common shares at a 25 percent discount to the prospective IPO share price.  In conjunction with these notes, the Company issued 1,300,000 5-year warrants to the Company’s purchase common shares at $0.09 per share.

An S-1 Registration Statement was filed on January 18, 2023, for the purpose of raising capital for the Company to execute its business plan.

NOTE 13 – SUBSEQUENT EVENTS

Effective August 1, 2022, the Company entered into an Amendment to Senior Secured Promissory Note (the “First Amendment”) with Auctus Fund, LLC (“Auctus”) pursuant to which the parties agreed to amend the Company’s Senior Secured Convertible Promissory Note in the principal amount of $6,050,000 dated October 27, 2021 (the “Note”) issued to Auctus. The Amendment (i) extended the maturity date of the Note to November 1, 2022 and (ii) extended the dates for the completion of the acquisition of XTI Aircraft and the uplist of the Company’s common stock to a national securities exchange to November 1, 2022. In consideration of the Amendment, the Company agreed to (i) grant to Auctus a new Warrant to purchase 25,000,000 shares of Common Stock dated July 26, 2022 (the “Warrant”) at an exercise price of $0.09 per share; (ii) make a prepayment of the Note in the amount of $100,000; and (iii) cause a director of the Company to cancel his 10b-5(1) Plan. Effective November 9 ,2022, the Company entered into a second amendment pursuant to which the maturity date was extended to the earliest to occur of the an uplist to the Nasdaq Stock market or February 15, 2023. In consideration of the new amendment, the Company agreed to grant to Auctus a new warrant to purchase 25,000,000 shares and make a prepayment of $25,000 within three business days from the effective date of the amendment and three additional prepayments of $25,000 on December 1, 2022, January 3, 2022 and February 1, 2023.

In July 2022, the Company issued 1,000,000 shares of common stock in exchange for the conversion of 1,000 shares of Series A Preferred Stock.

In July 2022, the Company issued 457,143 shares to a consultant for services.